GOODWILL AND OTHER INTANGIBLES RESULTING FROM BUSINESS ACQUISITIONS - Future Amortization Expense (Details) $ in Millions	Dec. 29, 2018 USD ($)
Future amortization expense for finite-lived intangible assets
2019	$ 13.4
2020	12.3
2021	12.1
2022	11.0
2023	$ 10.0